Cash Flow Reconciliations - Reconciliation of equity offerings arising from financing activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cash flows
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		$ 1,996	$ 62,516	[1]	$ 144,297	[1]
Proceeds from public offering of preference units (net of underwriting discounts and commissions)	[1]		208,394		139,222
Equity offering costs		(1,670)	(915)	[1]	$ (2,033)	[1]
Payments for IDRs modification (including third-party fees)	[1]		(25,002)
Net proceeds from equity offerings/modifications in the period		326	244,993
Non-cash items
Equity related costs		1,053	(703)
Net proceeds from equity offerings/modifications in the period		1,053	(703)
Total
Proceeds from public offerings of common units and issuances of general partner units (net of underwriting discounts and commissions)		1,996	62,516
Proceeds from public offering of preference units (net of underwriting discounts and commissions)			208,394
Equity offering/related costs		(617)	(1,618)
Payments for IDRs modification (including fees)			(25,002)
Net proceeds from equity offerings/modifications in the period		$ 1,379	$ 244,290

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).